Earnings Per Share	6 Months Ended
Apr. 30, 2025
Text Block [Abstract]
Earnings Per Share
17.	Earnings per share

	For the three months ended			For the six months ended
($ millions)	April 30 2025	January 31 2025	April 30 2024	April 30 2025	April 30 2024
Basic earnings per common share
Net income attributable to common shareholders	$1,841	$1,025	$1,943	$2,866	$4,009
Weighted average number of common shares outstanding (millions)	1,246	1,245	1,223	1,245	1,218
Basic earnings per common share (1) (in dollars)	$1.48	$0.82	$1.59	$2.30	$3.29
Diluted earnings per common share
Net income attributable to common shareholders	$1,841	$1,025	$1,943	$2,866	$4,009
Dilutive impact of share-based payment options and others (2)	–	(196)	(15)	(180)	(30)
Net income attributable to common shareholders (diluted)	$1,841	$829	$1,928	$2,686	$3,979
Weighted average number of common shares outstanding (millions)	1,246	1,245	1,223	1,245	1,218
Dilutive impact of share-based payment options and others (2) (millions)	–	5	5	5	7
Weighted average number of diluted common shares outstanding (millions)	1,246	1,250	1,228	1,250	1,225
Diluted earnings per common share (1) (in dollars)	$1.48	$0.66	$1.57	$2.15	$3.25

(1)	Earnings per share calculations are based on full dollar and share amounts.
(2)	Certain options were not included in the calculation of diluted earnings per share as they were anti-dilutive.